Label	Element	Value
MainStay VP T. Rowe Price Equity Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

MAINSTAY VP FUNDS TRUST

MainStay VP T. Rowe Price Equity Income Portfolio

(the “Portfolio”)

Supplement dated December 10, 2021 (“Supplement”) to the
Summary Prospectuses and Prospectuses, each dated May 1, 2021, as supplemented, and

Statement of Additional Information, dated
May 1, 2021, as supplemented (“SAI”)

Important Notice Regarding Changes to Name, Investment Objective and Investment Policies

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectuses, Prospectuses and SAI.

At meetings held on December 8-9, 2021, the Board of Trustees (“Board”) of MainStay VP Funds Trust (“Trust”) considered and approved, among other related proposals: (i) terminating T. Rowe Price Associates, Inc. (“T. Rowe”) as the Portfolio’s Subadvisor; (ii) appointing American Century Investment Management, Inc. (“American Century”) as the Portfolio’s Subadvisor and the related Subadvisory Agreement; (iii) changing the Portfolio’s name, modifying its non-fundamental “names rule” investment policy and reducing its management fee; (iv) changing the Portfolio’s investment objective; (v) changing the Portfolio’s primary benchmark; and (vi) modifying the Fund’s principal investment strategies and investment process.

In February 2022, shareholders of the Portfolio will receive an information statement containing further information regarding the subadvisor change.

As a result, unless otherwise indicated below, effective on or about May 1, 2022, the following changes will be made to the Summary Prospectus, Prospectus and SAI:

1.	Name Change. The name of the Portfolio is changed to MainStay VP American Century Sustainable Equity Portfolio.

Risk/Return [Heading]	rr_RiskReturnHeading	MainStay VP T. Rowe Price Equity Income Portfolio
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
3.	Investment Objective Change. The investment objective of the Portfolio is changed to:
The Portfolio seeks long-term capital growth.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Income is a secondary objective.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
2.	Fees and Expenses of the Portfolio and Example. The Portfolio’s contractual management fee is reduced from: (a) 0.725% on assets up to $500 million; 0.700% on assets from $500 million to $1 billion; and 0.675% on assets above $1 billion; to (b) 0.63% on assets up to $500 million; 0.61% on assets from $500 million to $1 billion; and 0.585% on assets above $1 billion.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
5.	Principal Investment Strategies. The “Principal Investment Strategies” section of the Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

Under normal circumstances, the Portfolio invests at least 80% of its assets (net assets plus any borrowing for investment purposes) in sustainable equity securities. Equity securities include common stock, preferred stock and equity-equivalent securities, such as securities convertible into common stock, stock futures contracts or stock index futures contracts. American Century Investment Management, Inc., the Portfolio’s Subadvisor, defines sustainable equity securities as those that the Subadvisor’s proprietary model assigns an environmental, social, and governance (“ESG”) score that is in the top three quartiles of the ESG scores the model assigns to all the securities in the Portfolio’s primary benchmark, the S&P 500® Index.

The Portfolio will generally invest in large capitalization companies it believes show sustainable business improvement using a proprietary multi-factor quantitative model that combines fundamental measures of a stock’s value and growth potential with ESG metrics. The model assigns each security a financial metrics score and an ESG score that are combined to create an overall score. The Fund defines large capitalization companies as companies with capitalizations in the capitalization range of the S&P 500® Index.

Although the Subadvisor intends to invest the Portfolio’s assets primarily in securities of U.S. companies, the Portfolio may invest in securities of foreign companies. Generally, an issuer of a security is considered to be United States or foreign based on the issuer's "“country of risk,"” as determined by a third-party service provider such as Bloomberg.

Investment Process: To measure value, the Subadvisor may use ratios of stock price-to-earnings and stock price-to-cash flow. To measure growth, the Subadvisor may use the rate of growth of a company’s earnings and cash flow and changes in its earnings estimates. The model also considers price momentum. The Subadvisor arrives at an ESG score by evaluating multiple metrics of each ESG characteristic—environmental, social, and governance. The Subadvisor utilizes internal data and research, as well as third-party commercial data sources and scoring systems, to evaluate each security’s ESG characteristics. For example, the Subadvisor will consider, among others, a company’s carbon emission profile (environmental), a company’s employee turnover rates and digital privacy (social), and a company’s corporate leadership, including board chair independence and the independence of audit and compensation committees (governance). If information on a specific metric is unavailable, the security may still be selected for the portfolio if the Subadvisor believes it can evaluate the security qualitatively or if the financial metrics and remaining ESG scores merit investment.

Final scores for each security are evaluated on a sector-specific basis, and the Portfolio seeks to hold securities with the highest scores in their respective sectors. Using this process, the Subadvisor attempts to build a portfolio that has sustainable competitive advantages, provides better returns without taking on significant additional risk and maintains a stronger ESG profile than the S&P 500® Index.

The Subadvisor validates the output of the multi-factor model using additional fundamental analysis.

When determining whether to sell a security, the Subadvisor considers, among other things, a security’s price, whether a security’s risk parameters outweigh its return opportunities, general market conditions and whether the security meets the Subadvisor’s ESG criteria.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Portfolio invests at least 80% of its assets (net assets plus any borrowing for investment purposes) in sustainable equity securities.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
6.	Principal Risks. The “Principal Risks” section of the Summary Prospectuses and Prospectuses is revised as follows:

(a)	The “Dividend-Paying Stock Risk,” “Debt Securities Risk,” “High-Yield Securities Risk,” “Hybrid Instruments Risk,” and “Sector Risk” are deleted in their entirety with respect to the Fund.

(b)	The “Portfolio Management Risk” is deleted and replaced with the following:

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results. The Subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Portfolio (i) having exposure to certain securities or industry sectors that are significantly different than the composition of the Portfolio’s benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Portfolio’s benchmark.

(c)    The following risk factors are added:

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies may expose the Portfolio to greater risk than if it had invested directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing the Portfolio to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. Derivatives may be difficult to sell, unwind and/or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio. Futures may be more volatile than direct investments in the instrument underlying the contract, and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying instrument, the Portfolio may not be able to profitably exercise an option and may lose its entire investment in an option. To the extent that the Portfolio writes or sells an option, if the decline in the value of the underlying instrument is significantly below the exercise price in the case of a written put option or increase above the exercise price in the case of a written call option, the Portfolio could experience a substantial loss. Derivatives may also increase the expenses of the Portfolio.

Correlation Risk: The Portfolio’s performance will be similar to the performance of its benchmark, the S&P 500® Index. If the Portfolio’s benchmark goes down, it is likely that the Portfolio’s performance will go down. There is no assurance that the investment performance of the Portfolio will equal or exceed that of the S&P 500® Index.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
7.	Past Performance. The “Past Performance” section of the Summary Prospectuses and Prospectuses is deleted in its entirety and replaced with the following:

(a)	The first paragraph is revised to include the following:

The following bar chart and table indicate some of the risks of investing in the Portfolio. The bar chart shows you how the Portfolio's calendar year performance has varied over time. The average annual total returns table shows how the Portfolio’s average annual total returns compare to those of two broad-based securities market indices. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. The Portfolio has selected the S&P 500® Index as a replacement for the Russell 1000® Value Index as its primary benchmark because it believes that S&P 500® Index is more reflective of its principal investment strategies. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

Performance data for the classes varies based on differences in their fee and expense structures. Past performance is not necessarily an indication of how the Portfolio will perform in the future.

Effective May 1, 2022, the Portfolio replaced its subadvisor, changed its investment objective and modified its principal investment strategies. The past performance in the bar chart and table prior to that date reflects the Portfolio’s prior subadvisor, investment objective and principal investment strategies.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table indicate some of the risks of investing in the Portfolio. The bar chart shows you how the Portfolio's calendar year performance has varied over time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Portfolio has selected the S&P 500® Index as a replacement for the Russell 1000® Value Index as its primary benchmark because it believes that S&P 500® Index is more reflective of its principal investment strategies. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.